Equity Accounted Investees and Joint Operations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of associates [abstract]
Schedule of Composition of Investments
Composition of the investments

December 31,
2019
NIS millions

Investments in equity accounted investees:
Purchase of share capital	16
Shareholder loans	141
Share in losses of equity accounted investees	(10)
Accumulated Interest	6
Other	(3)
150